Current and deferred taxes on income - Effects of deferred tax and taxes on profit or loss for the year and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effects of deferred tax and taxes on profit or loss for the year and other comprehensive income
Balance at beginning of year	$ (107,304)	$ (119,351)
Effect on income for the period	19,497	(23,101)	$ 101,537
Effect on comprehensive income	(4,119)	8,825
Exchange variation	(8,492)	26,323
Balance at end of year	$ (100,418)	$ (107,304)	$ (119,351)